UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Miller Investment Management, LP
Address: 100 Front Street
         Suite 1500
         West Conshohocken, PA  19428

Form 13F File Number: 28-12538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Elwyn Evans
Title: Chief Compliance Officer
Phone: 610-834-9820

Signature, Place, and Date of Signing:

Elwyn Evans       Houston, TX       February 8, 2013
 [Signature]     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: $121,693 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     1583    29795 SH       SOLE                                      29795
AES CORP                       COM              00130H105      202    18837 SH       SOLE                    18557               280
AT&T INC                       COM              00206R102      161     4772 SH       SOLE                                       4772
ABBOTT LABORATORIES            COM              002824100     2021    30852 SH       SOLE                                      30852
AIR PRODUCTS & CHEMICALS       COM              009158106     1378    16400 SH       SOLE                                      16400
AMGEN INC                      COM              031162100      864    10029 SH       SOLE                                      10029
ANNALY CAP MGMT INC            COM              035710409      204    14550 SH       SOLE                    14550
APACHE CORPORATION             COM              037411105      415     5287 SH       SOLE                                       5287
APPLE INC                      COM              037833100      398      748 SH       SOLE                                        748
AUTOMATIC DATA PROCESSING      COM              053015103      106     1863 SH       SOLE                                       1863
BANK OF AMERICA                COM              060505104      698    60160 SH       SOLE                    59160              1000
BECTON DICKINSON & CO          COM              075887109     1425    18220 SH       SOLE                                      18220
BERKSHIRE HATHAWAY             CL B             084670702      257     2869 SH       SOLE                                       2869
C&J ENERGY SERVICES INC        COM              12467B304      283    13215 SH       SOLE                    13215
CARDINAL HEALTH INC            COM              14149Y108     1487    36104 SH       SOLE                                      36104
CAREFUSION CORP                COM              14170T101      379    13272 SH       SOLE                                      13272
CARNIVAL CORPORATION           PAIRED CTF       143658300      104     2840 SH       SOLE                                       2840
CATERPILLAR INC                COM              149123101      113     1261 SH       SOLE                                       1261
CHESAPEAKE ENERGY CORP         COM              165167107      178    10690 SH       SOLE                    10630                60
CHEVRON CORP                   COM              166764100     1536    14208 SH       SOLE                                      14208
CISCO SYSTEMS INC              COM              17275R102      130     6596 SH       SOLE                                       6596
CITIGROUP INC                  COM              172967424      256     6463 SH       SOLE                     6232               231
CLOROX COMPANY                 COM              189054109      110     1500 SH       SOLE                                       1500
COCA COLA CO                   COM              191216100      208     5740 SH       SOLE                                       5740
CROWN HOLDINGS INC             COM              228368106     1673    45442 SH       SOLE                                      45442
DANAHER CORP                   COM              235851102      121     2172 SH       SOLE                                       2172
DARDEN RESTAURANTS             COM              237194105     1227    27216 SH       SOLE                                      27216
DEERE & COMPANY                COM              244199105      396     4588 SH       SOLE                                       4588
WALT DISNEY COMPANY            COM              254687106      363     7283 SH       SOLE                                       7283
DOVER CORP                     COM              260003108     1442    21940 SH       SOLE                                      21940
EMERSON ELEC CO                COM              291011104     1787    33736 SH       SOLE                                      33736
ENTERPRISE PRODS PARTNERS      COM              293792107      522    10419 SH       SOLE                                      10419
EXXON MOBIL CORP               COM              30231G102     3018    34872 SH       SOLE                     3855             31017
FORD MOTOR COMPANY             COM              345370860      780    60260 SH       SOLE                    54900              5360
GENERAL DYNAMICS CORP          COM              369550108      246     3555 SH       SOLE                                       3555
GENERAL ELECTRIC CO            COM              369604103      263    12529 SH       SOLE                                      12529
GENUINE PARTS CO               COM              372460105     1427    22445 SH       SOLE                                      22445
GILEAD SCIENCES INC            COM              375558103      181     2465 SH       SOLE                                       2465
HAIN CELESTIAL GROUP INC       COM              405217100      144     2658 SH       SOLE                                       2658
ILLINOIS TOOL WKS INC          COM              452308109     1508    24805 SH       SOLE                                      24805
INTERNATIONAL BUSINESS MACHS   COM              459200101     1632     8522 SH       SOLE                                       8522
ISHARES TR                     DJ HOME CONSTN   464288752      725    34275 SH       SOLE                    34275
JP MORGAN & CO                 ALERIAN ML ETN   46625H365    12312   320121 SH       SOLE                    11369            308752
JOHNSON AND JOHNSON            COM              478160104     1559    22241 SH       SOLE                                      22241
KIMBERLY-CLARK CORP            COM              494368103     1739    20601 SH       SOLE                                      20601
LINCOLN NATIONAL CORP          COM              534187109      101     3913 SH       SOLE                                       3913
LOCKHEED MARTIN CORP           COM              539830109      187     2024 SH       SOLE                                       2024
LOWE'S COMPANIES INC           COM              548661107      147     4150 SH       SOLE                                       4150
MAGELLAN MIDSTREAM PRTNRS LP   COM              559080106      302     7000 SH       SOLE                                       7000
MARKET VECTORS ETF TR          OIL SVCS ETF     57060U191    16381   424049 SH       SOLE                    16077            407972
MCDONALD'S CORPORATION         COM              580135101      359     4070 SH       SOLE                                       4070
MEDTRONIC INC                  COM              585055106     1460    35598 SH       SOLE                                      35598
MICROSOFT CORPORATION          COM              594918104     1491    55824 SH       SOLE                                      55824
NATIONAL INSTRUMENTS CORP      COM              636518102      128     4947 SH       SOLE                                       4947
NIKE INC                       CL B             654106103      330     6400 SH       SOLE                                       6400
OFFICE DEPOT INC               COM              676220106      123    37609 SH       SOLE                                      37609
ORACLE CORP                    COM              68389X105      543    16298 SH       SOLE                                      16298
PEPSICO INC                    COM              713448108     2101    30699 SH       SOLE                                      30699
PFIZER INC                     COM              717081103      590    23537 SH       SOLE                    19197              4340
PROCTOR & GAMBLE CO.           COM              742718109     1457    21455 SH       SOLE                                      21455
QUALCOMM INC                   COM              747525103      240     3875 SH       SOLE                                       3875
RANGE RES CORP                 COM              75281A109      309     4922 SH       SOLE                     3780              1142
REPUBLIC FIRST BANCORP INC     COM              760416107       43    21000 SH       SOLE                                      21000
RYDEX ETF TRUST                GUG S&P MC400 PG 78355W601      543     5950 SH       SOLE                                       5950
SPDR S&P 500 ETF TR            TR UNIT          78462F103    30771   216072 SH       SOLE                    17885            198187
SPDR SERIES TRUST              S&P REGL BKG     78464A698      940    33610 SH       SOLE                                      33610
SCHLUMBERGER LTD               COM              806857108      286     4124 SH       SOLE                                       4124
SIGMA-ALDRICH CORPORATION      COM              826552101      118     1600 SH       SOLE                                       1600
STANLEY BLACK & DECKER INC     COM              854502101      263     3552 SH       SOLE                                       3552
STAPLES INC                    COM              855030102     1132    99285 SH       SOLE                    16400             82885
STATE STREET CORP              COM              857477103      152     3237 SH       SOLE                                       3237
SYSCO CORPORATION              COM              871829107     1475    46590 SH       SOLE                                      46590
TARGET CORP                    COM              87612E106     1490    25175 SH       SOLE                                      25175
TEMPLETON DRAGON FUND INC      COM              88018T101      365    12845 SH       SOLE                                      12845
3M COMPANY                     COM              88579Y101     1457    15695 SH       SOLE                                      15695
UNITED RENTALS INC             COM              911363109     1249    27445 SH       SOLE                                      27445
UNITED TECHNOLOGIES            COM              913017109     1387    16915 SH       SOLE                                      16915
VALEANT PHARMACEUTICALS INTL   COM              91911K102      565     9449 SH       SOLE                     9449
VANGUARD HIGH DVD YIELD        ETF              921946406     2363    47860 SH       SOLE                                      47860
VODAFONE GROUP PLC             SPON ADR NEW     92857W209      122     4843 SH       SOLE                                       4843
WADDELL & REED FINL INC        CL A             930059100      111     3178 SH       SOLE                                       3178
WAL-MART STORES INC            COM              931142103     1572    23045 SH       SOLE                                      23045
WALGREEN COMPANY               COM              931422109     1479    39970 SH       SOLE                                      39970